Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level 3) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 42	¥ 53
Gains (losses) in Earnings	[1]		7
Purchases		12	5
Sales		(3)	(20)
Issuances		0	0
Settlements		(14)	(3)
Ending Balance		37	42
Change in unrealized gain (losses) still held	[2]		(7)
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) in OCI		0	0
Transfers into Level 3		1
Purchases		(54)	(5)
Sales		53	5
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		623	587
Gains (losses) in Earnings	[3]	20	18
Gains (losses) in OCI		0	0
Transfers into Level 3		21	8
Transfers out of level 3		(12)
Purchases		(2)	(1)
Sales		1
Issuances		278	305
Settlements		(296)	(258)
Ending Balance		593	623
Change in unrealized gain (losses) still held	[2]	18	19
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		296	25
Transfers out of level 3		(39)	(34)
Trading securities | Other foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases			1
Sales			(1)
Issuances			0
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		21	29
Gains (losses) in Earnings	[4]	(1)
Issuances		0	0
Settlements		(5)	(8)
Ending Balance		15	21
Change in unrealized gain (losses) still held	[2]	(1)
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2	4
Issuances		0	0
Settlements		(2)	(2)
Ending Balance			2
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		720	639
Gains (losses) in Earnings	[4]	12	(43)
Transfers into Level 3		296	25
Transfers out of level 3		(39)	(34)
Purchases		875	452
Sales		(555)	(192)
Issuances		0	0
Settlements		(257)	(127)
Ending Balance		1,052	720
Change in unrealized gain (losses) still held	[2]	19	(38)
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		21	23
Gains (losses) in Earnings	[4]	1	(3)
Purchases		3	1
Sales		(2)
Issuances		0	0
Ending Balance		23	21
Change in unrealized gain (losses) still held	[2]		(1)
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	26	18
Gains (losses) in Earnings	[4],[5]	(2)	(1)
Issuances	[5]	0	0
Settlements	[5]	2	9
Ending Balance	[5]	26	26
Change in unrealized gain (losses) still held	[2],[5]	2	11
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	7	8
Gains (losses) in Earnings	[4],[5]	7	(1)
Issuances	[5]	0	0
Settlements	[5]	(6)
Ending Balance	[5]	8	7
Change in unrealized gain (losses) still held	[2],[5]	1	(2)
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	5	(14)
Gains (losses) in Earnings	[4],[5]	(31)	22
Issuances	[5]	0	0
Settlements	[5]	1	(3)
Ending Balance	[5]	(25)	5
Change in unrealized gain (losses) still held	[2],[5]	(35)	14
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(1)	(1)
Gains (losses) in Earnings	[4],[5]	1
Issuances	[5]	0	0
Ending Balance	[5]		(1)
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	1
Gains (losses) in Earnings	[4],[5]		1
Issuances	[5]	0	0
Settlements	[5]	(1)
Ending Balance	[5]		1
Change in unrealized gain (losses) still held	[2],[5]		1
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3			23
Transfers out of level 3		(2)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		123	166
Gains (losses) in OCI	[6]	(1)
Sales		(7)	(4)
Issuances		0	0
Settlements		(38)	(39)
Ending Balance		77	123
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		187	169
Gains (losses) in OCI	[6]	1
Purchases		63	102
Sales		(12)	(62)
Issuances		0	0
Settlements		(15)	(22)
Ending Balance		224	187
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		174	155
Gains (losses) in Earnings	[1]	(1)	(2)
Gains (losses) in OCI	[6]	43
Purchases		10	67
Sales		(19)	(3)
Issuances		0	0
Settlements		(33)	(43)
Ending Balance		174	174
Change in unrealized gain (losses) still held	[2]		(4)
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		108	85
Gains (losses) in Earnings	[1]	1	2
Gains (losses) in OCI	[6]	(1)	(5)
Transfers into Level 3			23
Transfers out of level 3		(2)
Purchases		10	41
Issuances		0	0
Settlements		(6)	(38)
Ending Balance		¥ 110	¥ 108

[1]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
[2]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2016 and 2017.
[3]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Gains (losses) in OCI are reported in Other comprehensive income (loss).